Employee benefit obligations - Defined benefit scheme (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Employee benefit obligations
Employee benefit obligations	$ 716	$ 957
Defined benefit plan
Employee benefit obligations
Obligations	(2,349)	(2,503)
Assets	1,734	1,673
Net obligations	(615)	(830)
Defined benefit plan | United States
Employee benefit obligations
Obligations	(1,318)	(1,217)
Assets	1,139	1,040
Net obligations	(179)	(177)
Defined benefit plan | Germany
Employee benefit obligations
Obligations	(176)	(386)
Net obligations	(176)	(386)
Defined benefit plan | United Kingdom
Employee benefit obligations
Obligations	(830)	(862)
Assets	585	624
Net obligations	(245)	(238)
Defined benefit plan | Other
Employee benefit obligations
Obligations	(25)	(38)
Assets	10	9
Net obligations	(15)	(29)
Other employee benefit obligations
Employee benefit obligations
Employee benefit obligations	$ 101	$ 127